ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts payable [Line Items]
Related party	Total current assets
Current liabilities	$ 56	$ 382	$ 760
Bethia S.A and subsidiaries [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts payable [Line Items]
Tax No.	78.591.370-1
Related party	Bethia S.A. and Subsidiaries
Relationship	Related director
Country of origin	Chile
Currency	CLP
Current liabilities	$ 53	365
Inversora Aeronáutica Argentina S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts payable [Line Items]
Tax No.	Foreign
Related party	Inversora Aeronutica Argentina S.A.
Relationship	Related director
Country of origin	Argentina
Currency	ARS
Current liabilities		15
Patagonia Seafarms INC [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts payable [Line Items]
Tax No.	Foreign
Related party	Patagonia Seafarms INC
Relationship	Related director
Country of origin	U.S.A.
Currency	USD
Current liabilities	$ 3
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of accounts payable [Line Items]
Tax No.	Foreign
Related party	TAM Aviao Executiva e Taxi Areo S.A.
Relationship	Common shareholder
Country of origin	Brasil
Currency	BRL
Current liabilities		$ 2